Investment Objectives and Goals	Jan. 09, 2026
Roundhill Robotaxi, Autonomous Vehicles & Technology ETF
Prospectus [Line Items]
Risk/Return [Heading]	Roundhill Robotaxi, Autonomous Vehicles & Technology ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	Roundhill Robotaxi, Autonomous Vehicles & Technology ETF (the “Fund”) seeks to provide capital appreciation.
Roundhill Space & Technology ETF
Prospectus [Line Items]
Risk/Return [Heading]	Roundhill Space & Technology ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	Roundhill Space & Technology ETF (the “Fund”) seeks to provide capital appreciation.